Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Summary of Capital Commitments

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	14,578	34,772

Summary of Future Minimum Lease Payables under Non-Cancellable Leases

	As of December 31,
	2020	2021
	RMB’000	RMB’000
No later than 1 year	300	1,271
Later than 1 year but no later than 3 years	—	38
	300	1,309